OTHER RECEIVABLE AND CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER RECEIVABLE AND CURRENT ASSETS

NOTE 4 - OTHER RECEIVABLE AND CURRENT ASSETS

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Government institutions	$15,628	$13,009	$9,820
Prepaid expenses	36,237	19,212	25,383
Shareholders	3,394	14,480	14,558
Grants receivable from chief scientist	—	56,538	—

	$55,259	$103,239	$49,761

NOTE 4 - OTHER RECEIVABLE AND CURRENT ASSETS

	As of December 31,
	2015	2014
Government institutions	$9,820	$13,349
Prepaid expenses	25,383	33,334
Shareholders	14,558	2,341
Grants receivable from chief scientist	—	65,187

	$49,761	$114,211